INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INTANGIBLE ASSETS, NET
Gross Carrying Amount	$ 42,628	$ 39,633
Accumulated Amortization	(20,199)	(16,842)
Total intangible assets, net	22,429	22,791
Amortization expense	5,122	5,310	$ 4,666
Expected amortization expense of intangible assets
2021	4,443
2022	3,662
2023	3,035
2024	2,503
2025	2,034
2025 and thereafter	6,752
Technical know-how
INTANGIBLE ASSETS, NET
Gross Carrying Amount	1,543	1,428
Accumulated Amortization	(1,525)	(1,425)
Total intangible assets, net	18	3
Computer software
INTANGIBLE ASSETS, NET
Gross Carrying Amount	41,085	38,205
Accumulated Amortization	(18,674)	(15,417)
Total intangible assets, net	$ 22,411	$ 22,788